Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Individually significant subsidiaries

of UBS Group AG as of 31 December

2022
Company Registered office Share capital in million Equity interest accumulated in %
UBS AG Zurich and Basel, Switzerland CHF 385.8 100.0
UBS Business Solutions AG
1
Zurich, Switzerland CHF 1.0 100.0
1 UBS Business Solutions AG

holds subsidiaries in China, India,

Israel and Poland.
Individually significant subsidiaries

of UBS AG as of 31 December 2022
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
UBS Americas Holding LLC Wilmington, Delaware, USA Group Functions USD 5,150.0
2
100.0
UBS Americas Inc. Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, USA Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, USA Investment Bank USD 1,283.1
3
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct

and indirect

subsidiaries of

UBS AG.

2 Consists of

common

share capital

of USD
1,000

and non-voting

preferred share

capital of

USD
5,150,000,000
.

3 Consists

of common

share capital

of
USD 100,000

and non-voting preferred

share capital of USD
1,283,000,000 .

Disclosure Of Investments In Associates And Joint Arrangements Explanatory
Investments in associates and joint

ventures
USD m 2022 2021
Carrying amount at the beginning of the year 1,243 1,557
Additions 3 1
Reclassifications
1
(44) (386)
Share of comprehensive income (41) 150
of which: share of net profit
2
32 105
of which: share of other comprehensive income
3
(73) 45
Share of changes in retained earnings 0 1
Dividends received (31) (39)
Foreign currency translation (30) (39)
Carrying amount at the end of the year 1,101 1,243
of which: associates 1,098 1,200
of which: SIX Group AG, Zurich
4
954 1,043
of which: other associates 144 157
of which: joint ventures 3 43
of which: Mitsubishi Corp.-UBS Realty Inc.,

Tokyo
1
40
of which: other joint ventures 3 3
1 In 2022, UBS reclassified

its minority investment

(
49
%) in Mitsubishi Corp.-UBS

Realty Inc. of USD
44
m to Properties and

other non-current assets

held for sale and sold

the investment in the

same year.

In 2021,
UBS reclassified its minority investment

(
48.8
%) in Clearstream Fund Centre

AG of USD
386
m to Properties and other non-current

assets held for sale and sold the

investment in the same year.

2 For 2022, consists
of USD 27 m from associates and USD 5 m from joint ventures (for 2021, consists of USD 79 m from associates and USD 26
m from joint ventures).

3 For 2022, consists of negative USD
73 m from associates (for 2021,
consists of USD 44
m from associates and

USD
1
m from joint ventures).

4 In 2022, UBS

AG’s equity interest

amounted to
17.31
%. UBS AG is represented

on the Board of Directors.

Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Interests in unconsolidated structured

entities
31.12.22
USD m, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 278 81 5,884 6,243 6,243
Derivative financial instruments 3 160 115 278 278
Loans and advances to customers 119 119 119
Financial assets at fair value not held for trading 225 225 225
Financial assets measured at fair value through

other comprehensive income
2
Other financial assets measured at amortized cost
2
837 4,977
3
2 5,817 6,066
Total assets 1,118
4
5,219 6,345 12,681
Derivative financial instruments 1 35 763 798 2
Total liabilities 1 35 763 798
Assets held by the unconsolidated structured

entities in which UBS had an interest
(USD bn)
50
5
107
6
139
7
31.12.21
USD m, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 246 162 6,743 7,151 7,151
Derivative financial instruments 5 45 155 205 205
Loans and advances to customers 125 125 125
Financial assets at fair value not held for trading 35 222 257 257
Financial assets measured at fair value through

other comprehensive income
324 4,525 4,849 4,849
Other financial assets measured at amortized cost 0
3
0 1 250
Total assets 610
4
4,732 7,247 12,588
Derivative financial instruments 2 11 281 294
Total liabilities 2 11 281 294
Assets held by the unconsolidated structured

entities in which UBS had an interest
(USD bn)
30
5
81
6
158
7
1 For the purpose of this

disclosure, maximum exposure

to loss amounts do not consider

the risk-reducing effects

of collateral or other credit

enhancements.

2 Effective

1 April 2022, a portfolio of assets

previously
classified as Financial assets measured

at fair value through other comprehensive

income was reclassified to

Other financial assets

measured at amortized cost. Refer

to Note 1b for more information.

3 Includes the
carrying amount of loan commitments. The

maximum exposure to loss for these instruments is equal to the notional amount.

4 As of 31 December 2022, USD
0.1 bn of the USD 1.1 bn (31 December 2021: USD 0.1 bn
of the USD 0.6
bn) was held in Group Functions

– Non-core and Legacy

Portfolio.

5 Represents the principal

amount outstanding.

6 Represents the market

value of total assets.

7 Represents the

net asset value
of the investment funds sponsored

by UBS and the carrying amount

of UBS’s interests

in the investment funds

not sponsored by UBS.

UBS AG Subsidiaries
Entity [Table]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Other subsidiaries of UBS AG as of 31 December

2022
Company Registered office Primary business Share capital in million
Equity interest

accumulated in %
UBS Asset Management (Americas) Inc. Wilmington, Delaware, USA Asset Management USD 0.0 100.0
UBS Asset Management (Hong Kong) Limited Hong Kong SAR, China

Asset Management HKD 153.8 100.0
UBS Asset Management Life Ltd London, United Kingdom Asset Management GBP 15.0 100.0
UBS Asset Management Switzerland AG Zurich, Switzerland Asset Management CHF 0.5 100.0
UBS Business Solutions US LLC Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS (France) S.A. Paris, France Global Wealth Management EUR 197.0 100.0
UBS Fund Management (Luxembourg) S.A. Luxembourg, Luxembourg Asset Management EUR 13.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS O‘Connor LLC Wilmington, Delaware, USA Asset Management USD 1.0 100.0
UBS Realty Investors LLC Boston, Massachusetts, USA Asset Management USD 9.0 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China

Investment Bank HKD 3,354.2 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 34,708.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating

to redeemable preference

shares.

UBS AG
Entity [Table]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Individually significant subsidiaries

of UBS AG as of 31 December 2022
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
UBS Americas Holding LLC Wilmington, Delaware, USA Group Functions USD 5,150.0
2
100.0
UBS Americas Inc. Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, USA Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, USA Investment Bank USD 1,283.1
3
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct

and indirect

subsidiaries of

UBS AG.

2 Consists

of common

share capital

of USD
1,000

and non-voting

preferred share

capital of

USD
5,150,000,000
.

3 Consists

of common

share capital

of
USD 100,000

and non-voting preferred

share capital of USD
1,283,000,000 .

Disclosure Of Investments In Associates And Joint Arrangements Explanatory
Investments in associates and joint

ventures
USD m 2022 2021
Carrying amount at the beginning of the year 1,243 1,557
Additions 3 1
Reclassifications
1
(44) (386)
Share of comprehensive income (41) 150
of which: share of net profit
2
32 105
of which: share of other comprehensive income
3
(73) 45
Share of changes in retained earnings 0 1
Dividends received (31) (39)
Foreign currency translation (30) (39)
Carrying amount at the end of the year 1,101 1,243
of which: associates 1,098 1,200
of which: SIX Group AG, Zurich
4
954 1,043
of which: other associates 144 157
of which: joint ventures 3 43
of which: Mitsubishi Corp.-UBS Realty Inc.,

Tokyo
1
40
of which: other joint ventures

3

3
1 In 2022, UBS AG reclassified its minority investment ( 49
%) in Mitsubishi Corp.-UBS Realty

Inc. of USD
44
m to Properties and other non-current assets held for sale and sold the investment in the same year. In 2021,
UBS AG reclassified

its minority

investment (
48.8
%) in Clearstream

Fund Centre

AG of

USD
386
m to Properties

and other

non-current assets

held for sale

and sold the investment

in the same

year.

2 For 2022,
consists of USD 27
m from associates and

USD
5
m from joint ventures (for 2021,

consists of USD
79
m from associates and

USD
26
m from joint ventures).

3 For 2022, consists

of negative USD
73 m from associates
(for 2021, consists of USD 44 m from associates and USD 1
m from joint ventures).

4 In 2022, UBS AG’s

equity interest amounted

to
17.31
%. UBS AG is represented

on the Board of Directors.

Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Interests in unconsolidated structured

entities
31.12.22
USD m, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 278 81 5,884 6,243 6,243
Derivative financial instruments 3 160 115 278 278
Loans and advances to customers 119 119 119
Financial assets at fair value not held for trading 108 108 108
Financial assets measured at fair value through

other comprehensive income
2
Other financial assets measured at amortized cost
2
837 4,977
3
2 5,817 6,066
Total assets 1,118
4
5,219 6,228 12,565
Derivative financial instruments 1 35 763 798 2
Total liabilities 1 35 763 798
Assets held by the unconsolidated structured

entities in which UBS AG had an
interest (USD bn)
50
5
107
6
95
7
31.12.21
USD m, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 246 162 6,743 7,151 7,151
Derivative financial instruments 5 45 155 205 205
Loans and advances to customers 125 125 125
Financial assets at fair value not held for trading 35 100 135 135
Financial assets measured at fair value through

other comprehensive income
324 4,525 4,849 4,849
Other financial assets measured at amortized cost 0
3
0 1 250
Total assets 610
4
4,732 7,124 12,466
Derivative financial instruments 2 11 281 294
Total liabilities 2 11 281 294
Assets held by the unconsolidated structured

entities in which UBS AG had an
interest (USD bn)
30
5
81
6
103
7
1 For the purpose of this

disclosure, maximum exposure

to loss amounts do not consider

the risk-reducing effects

of collateral or other credit

enhancements.

2 Effective

1 April 2022, a portfolio of assets

previously
classified as Financial assets measured

at fair value through other comprehensive

income was reclassified to

Other financial assets

measured at amortized cost. Refer

to Note 1b for more information.

3 Includes the
carrying amount of loan commitments. The

maximum exposure to loss for these instruments is equal to the notional amount.

4 As of 31 December 2022, USD
0.1 bn of the USD 1.1 bn (31 December 2021: USD 0.1 bn
of the USD 0.6
bn) was held in Group Functions

– Non-core and Legacy

Portfolio.

5 Represents the principal

amount outstanding.

6 Represents the market

value of total assets.

7 Represents the

net asset value
of the investment funds sponsored

by UBS AG and the carrying

amount of UBS AG’s

interests in the investment

funds not sponsored

by UBS AG.

UBS AG | UBS AG Subsidiaries
Entity [Table]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Other subsidiaries of UBS AG as of 31 December

2022
Company Registered office Primary business Share capital in million
Equity interest

accumulated in %
UBS Asset Management (Americas) Inc. Wilmington, Delaware, USA Asset Management USD 0.0 100.0
UBS Asset Management (Hong Kong) Limited Hong Kong SAR, China

Asset Management HKD 153.8 100.0
UBS Asset Management Life Ltd London, United Kingdom Asset Management GBP 15.0 100.0
UBS Asset Management Switzerland AG Zurich, Switzerland Asset Management CHF 0.5 100.0
UBS Business Solutions US LLC Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS (France) S.A. Paris, France Global Wealth Management EUR 197.0 100.0
UBS Fund Management (Luxembourg) S.A. Luxembourg, Luxembourg Asset Management EUR 13.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS O‘Connor LLC Wilmington, Delaware, USA Asset Management USD 1.0 100.0
UBS Realty Investors LLC Boston, Massachusetts, USA Asset Management USD 9.0 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China

Investment Bank HKD 3,354.2 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 34,708.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating

to redeemable preference

shares.